AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 44.0%
Funds and Investment Trusts – 44.0%(a)
iShares Core MSCI EAFE ETF		76,670	$3,825,066
iShares Core S&P 500 ETF		43,375	11,208,100
iShares MSCI EAFE ETF(b)		75,980	4,061,891
SPDR S&P 500 ETF Trust(b)		18,981	4,892,353
Vanguard S&P 500 ETF		49,183	11,647,518

Total Investment Companies (cost $34,760,472)			35,634,928

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 18.6%
Japan – 13.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	1,192,468	11,083,161

United States – 4.9%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)(c)	$	3,931	4,003,831

Total Inflation-Linked Securities (cost $15,274,427)			15,086,992

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.2%
Options on Indices – 0.2%
FTSE 100 Index Expiration: Apr 2020; Contracts: 80; Exercise Price: GBP 5,050.00; Counterparty: Citibank, NA(d)	GBP	404,000	5,027
S&P 500 Index Expiration: Apr 2020; Contracts: 310; Exercise Price: EUR 2,475.00; Counterparty: Citibank, NA(d)	EUR	767,250	9,826
Nikkei 225 Index Expiration: Apr 2020; Contracts: 7,000; Exercise Price: JPY 17,000.00; Counterparty: Goldman Sachs International(d)	JPY	119,000,000	15,514
S&P 500 Index Expiration: Apr 2020; Contracts: 21,700; Exercise Price: USD 233.00; Counterparty: UBS AG(d)	USD	5,056,100	95,854

			126,221

Swaptions – 0.0%
IRS Swaption Expiration: Apr 2020; Contracts: 7,161,000; Exercise Rate: 2.00%; Counterparty: JPMorgan Chase Bank, NA(d)	USD	7,161,000	0

Total Options Purchased - Puts (premiums paid $437,782)			126,221

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 33.7%
Investment Companies – 22.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(a) (e) (f) (cost $18,187,613)		18,187,613	$18,187,613

	Principal Amount (000)

Governments - Treasuries – 6.2%
Japan – 6.2%
Japan Treasury Discount Bill Series 881 Zero Coupon, 04/13/2020 (cost $4,968,481)	JPY	540,100	5,023,249

U.S. Treasury Bills – 5.1%
U.S. Treasury Bill Zero Coupon, 05/14/2020(c)	$	1,500	1,499,830
Zero Coupon, 04/23/2020		2,634	2,633,943

Total U.S. Treasury Bills (cost $4,128,796)			4,133,773

Total Short-Term Investments (cost $27,284,890)			27,344,635

Total Investments Before Security Lending Collateral for Securities Loaned – 96.5% (cost $77,757,571)			78,192,776

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
Investment Companies – 6.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(a) (e) (f) (cost $5,067,927)		5,067,927	5,067,927

Total Investments – 102.8% (cost $82,825,498)(g)			83,260,703
Other assets less liabilities – (2.8)%			(2,195,407)

Net Assets – 100.0%			$81,065,296

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	57	June 2020	$8,092,118	$(100,476)
Canadian 10 Yr Bond Futures	11	June 2020	1,150,103	(14,714)
Euro-BOBL Futures	4	June 2020	596,492	(4,637)
Euro-BTP Futures	12	June 2020	1,871,532	(67,025)
Euro-Bund Futures	4	June 2020	761,045	(26,915)
Euro-OAT Futures	14	June 2020	2,581,821	(60,619)
FTSE 100 Index Futures	2	June 2020	139,997	6,096
Long Gilt Futures	20	June 2020	3,383,233	43,950
MSCI Singapore IX ETS Futures	5	April 2020	98,990	(1,227)
S&P/TSX 60 Index Futures	6	June 2020	694,266	(13,776)
TOPIX Index Futures	6	June 2020	782,888	17,704
U.S. T-Note 5 Yr (CBT) Futures	33	June 2020	4,136,859	125,747
U.S. T-Note 10 Yr (CBT) Futures	23	June 2020	3,189,814	(15,844)
U.S. Ultra Bond (CBT) Futures	11	June 2020	2,440,625	41,765
Sold Contracts
10 Yr Mini Japan Government Bond Futures	24	June 2020	3,407,208	45,879
Euro STOXX 50 Index Futures	20	June 2020	605,933	(35,403)
Nikkei 225 (CME) Futures	1	June 2020	94,325	1,272
S&P 500 E-Mini Futures	62	June 2020	7,966,070	(186,883)
SPI 200 Futures	1	June 2020	78,564	(4,461)

				$(249,567)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	854	USD	949	04/08/2020	$6,485
Citibank, NA	JPY	2,394,869	USD	22,024	04/09/2020	(253,439)
Citibank, NA	GBP	1,205	USD	1,550	05/15/2020	52,284
Morgan Stanley Capital Services, Inc.	EUR	1,679	USD	1,826	04/08/2020	(25,992)
Morgan Stanley Capital Services, Inc.	USD	4,636	JPY	507,518	04/09/2020	85,050
State Street Bank & Trust Co.	SEK	2,708	USD	287	05/14/2020	12,528
State Street Bank & Trust Co.	EUR	1,329	USD	1,488	04/08/2020	21,022
State Street Bank & Trust Co.	AUD	797	USD	470	06/11/2020	(20,565)
State Street Bank & Trust Co.	CHF	457	USD	485	05/29/2020	8,399
State Street Bank & Trust Co.	NZD	151	USD	90	06/04/2020	(205)
State Street Bank & Trust Co.	USD	140	GBP	115	05/15/2020	3,052
State Street Bank & Trust Co.	USD	2,644	EUR	2,352	04/08/2020	(49,224)
State Street Bank & Trust Co.	USD	77	SEK	789	05/14/2020	2,521
State Street Bank & Trust Co.	USD	392	JPY	43,360	04/09/2020	10,997
UBS AG	JPY	236,290	USD	2,248	04/09/2020	50,290
UBS AG	EUR	981	USD	1,108	04/08/2020	25,506

						$(71,291)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Nikkei 225 Index(h)	Goldman Sachs International	145,250,000	JPY	20,750.00	April 2020	JPY	7	$10,607	$(4,965)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index(h)	Citibank, NA	697,500	EUR	2,250.00	April 2020	EUR	0	*	$24,088	$(3,507)
FTSE 100 Index(h)	Citibank, NA	368,000	GBP	4,600.00	April 2020	GBP	0	*	10,641	(1,575)
Nikkei 225 Index(h)	Goldman Sachs International	94,500,000	JPY	13,500.00	April 2020	JPY	7		10,736	(1,612)
S&P 500 Index(h)	UBS AG	4,535,300	USD	209.00	April 2020	USD	22		130,200	(39,592)

									$175,665	$(46,286)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap(h)	3 Month LIBOR	JPMorgan Chase Bank, NA	2.25%	04/06/2020	$7,161	$9,094	$0

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
JPY/USD 05/27/2020*	5.88	Maturity	USD	278	$302,980	$—	$302,980
Sale Contracts
JPMorgan Chase Bank, NA
JPY/USD 05/07/2020*	16.90	Maturity	USD	200	10,015	—	10,015

					$312,995	$0	$312,995

*	Termination date
**	Principal amount less than 500.
(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(d)	Non-income producing security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,734,689 and gross unrealized depreciation of investments was $(3,163,232), resulting in net unrealized appreciation of $571,457.

(h)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

50.8%	United States
14.2%	Japan
35.0%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$35,634,928	$—	$—	$35,634,928
Inflation-Linked Securities	—	15,086,992	—	15,086,992
Options Purchased - Puts	—	126,221	—	126,221
Short-Term Investments:
Investment Companies	18,187,613	—	—	18,187,613
Governments - Treasuries	—	5,023,249	—	5,023,249
U.S. Treasury Bills	—	4,133,773	—	4,133,773
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,067,927	—	—	5,067,927

Total Investments in Securities	58,890,468	24,370,235	—	83,260,703
Other Financial Instruments(a):
Assets:
Futures	257,341	25,072	—	282,413
Forward Currency Exchange Contracts	—	278,134	—	278,134
Variance Swaps	—	312,995	—	312,995
Liabilities:
Futures	(490,889)	(41,091)	—	(531,980)
Forward Currency Exchange Contracts	—	(349,425)	—	(349,425)
Call Options Written	—	(4,965)	—	(4,965)
Put Options Written	—	(46,286)	—	(46,286)
Interest Rate Swaptions Written	—	—	—	—

Total	$58,656,920	$24,544,669	$—	$83,201,589

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,287	$14,854	$11,953	$18,188	$51
Government Money Market Portfolio*	1,040	50,789	46,761	5,068	4
Total	$16,327	$65,643	$58,714	$23,256	$55

*	Investments of cash collateral for securities lending transactions.